Quarterly Data (Schedule Of Quarterly Data) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Quarterly Financial Information [Line Items]
Net sales	$ 470.7		$ 455.4		$ 404.0		$ 378.1		$ 369.5		$ 363.4		$ 347.3		$ 335.7		$ 1,708.1		$ 1,415.9		$ 1,223.4
Gross profit	136.6	[1]	134.6	[1]	130.2	[1]	125.2	[1]	116.9	[1]	107.4	[1]	103.2	[1]	96.3	[1]	526.6	[1]	423.7	[1]
Net earnings attributable to Cytec Industries Inc.	$ 45.8		$ 53.3		$ 35.7		$ 53.1		$ 41.6		$ 47.9		$ 35.1		$ 83.2		$ 188.0		$ 207.8		$ 172.3
Earnings per common share attributable to Cytec Industries Inc.:
Basic earnings per common share	$ 1.01	[2]	$ 1.15	[2]	$ 0.77	[2]	$ 1.16	[2]	$ 0.89	[2]	$ 0.99	[2]	$ 0.71	[2]	$ 1.68	[2]	$ 4.08	[2]	$ 4.29	[2]	$ 3.49
Diluted earnings per common share	$ 0.99	[2]	$ 1.13	[2]	$ 0.76	[2]	$ 1.14	[2]	$ 0.88	[2]	$ 0.98	[2]	$ 0.70	[2]	$ 1.66	[2]	$ 4.02	[2]	$ 4.24	[2]	$ 3.46

[1]	Gross profit is derived by subtracting manufacturing cost of sales from net sales.
[2]	The sum of the quarters may not equal the full year basic and diluted earnings per share since each period is calculated separately.